Statement to Securityholder

Ally Auto Receivables Trust 2011-2

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-2
	Asset Type:	Consumer Retail

2. Factor Summary

3. Interest Summary	Closing Date:	5/5/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-2

5. Collateral Summary	Collection Period, Begin:	8/1/2011
	Collection Period, End:	8/31/2011
6. Charge-Off and Delinquency Rates	Determination Date:	9/12/2011
	Distribution Date:	9/15/2011

7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class B Notes, the Class C Notes and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005VAA0	140,000,000.00	38,164,059.42	0.25414	23,335,384.52	8,351.93	23,343,736.45	0.00	0.00	14,828,674.90
A-2	02005VAB8	225,000,000.00	225,000,000.00	0.67	0.00	125,625.00	125,625.00	0.00	0.00	225,000,000.00
A-3	02005VAC6	240,000,000.00	240,000,000.00	1.18	0.00	236,000.00	236,000.00	0.00	0.00	240,000,000.00
A-4	02005VAD4	142,760,000.00	142,760,000.00	1.98	0.00	235,554.00	235,554.00	0.00	0.00	142,760,000.00
B	02005VAE2	21,700,000.00	21,700,000.00	2.59	0.00	46,835.83	46,835.83	0.00	0.00	21,700,000.00
C	02005VAF9	22,500,000.00	22,500,000.00	2.83	0.00	53,062.50	53,062.50	0.00	0.00	22,500,000.00
D	02005VAG7	10,040,000.00	10,040,000.00	3.38	0.00	28,279.33	28,279.33	0.00	0.00	10,040,000.00
Deal Totals		802,000,000.00	700,164,059.42		23,335,384.52	733,708.59	24,069,093.11	0.00	0.00	676,828,674.90

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor

A-1	272.60042443	166.68131800	0.05965664	166.74097464	0.00000000	105.91910643
A-2	1,000.00000000	0.00000000	0.55833333	0.55833333	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.98333333	0.98333333	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.65000000	1.65000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.15833318	2.15833318	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.35833333	2.35833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.81666633	2.81666633	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

Beginning Aggregate Note Pool Factor:	873.02251798
Ending Aggregate Note Pool Factor:	843.92602855

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
	Methodology	Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	38,164,059.42	0.25414	8,351.93	8,351.93	0.00	0.00
A-2	30/360	225,000,000.00	0.67	125,625.00	125,625.00	0.00	0.00
A-3	30/360	240,000,000.00	1.18	236,000.00	236,000.00	0.00	0.00
A-4	30/360	142,760,000.00	1.98	235,554.00	235,554.00	0.00	0.00
Class A Totals		645,924,059.42		605,530.93	605,530.93	0.00	0.00

B	30/360	21,700,000.00	2.59	46,835.83	46,835.83	0.00	0.00
C	30/360	22,500,000.00	2.83	53,062.50	53,062.50	0.00	0.00
D	30/360	10,040,000.00	3.38	28,279.33	28,279.33	0.00	0.00
Deal Totals		700,164,059.42		733,708.59	733,708.59	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

4. Collections and Distributions

Collections
Receipts During the Period	27,132,234.37
Administrative Purchase Payments	19,731.67
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	180,311.70
Other Fees or Expenses Paid	0.00
Total Collections	27,332,277.74

Beginning Reserve Account Balance	4,018,078.24
Total Available Amount	31,350,355.98

Distributions
Total Available Amount	31,350,355.98
Basic Servicing Fee	622,811.57
Aggregate Class A Interest Distributable Amount	605,530.93
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	46,835.83
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	53,062.50
Third Priority Principal Distributable Amount	5,259,228.04
Aggregate Class D Interest Distributable Amount	28,279.33
Fourth Priority Principal Distributable Amount	10,040,000.00
Reserve Account Deposit	4,018,078.24
Noteholders' Regular Principal Distributable Amount	8,036,156.48
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	2,640,373.06

Supplemental Servicing Fees	19,922.87
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	35,221	33,015	32,450

Deal Totals	Aggregate Receivables Principal Balance	803,615,647.96	708,200,215.90	684,864,831.38

	Aggregate Amount Financed	850,020,571.30	747,373,888.67	722,263,619.20

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon	Average Coupon	Average	Average	Average	Average Life	Average Life	Average Life
				Original	Original	Original
				Maturity	Maturity	Maturity
Deal Totals	3.72000000	3.66733564	3.65614948	64.61	64.66	64.67	57.12	53.42	52.46

C. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.38%	1.31%	1.28%	1.11%	1.31%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	734,818,753.94	53,251.76	0.0870%	32,450	22	0.0678%
Preceding	759,143,368.73	81,430.37	0.1287%	33,015	21	0.0636%
Next Preceding	783,672,994.51	109,663.24	0.1679%	33,530	17	0.0507%
Three Month Average			0.1279%			0.0607%

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	850,020,571.30	269,497.55	0.0317%	31 - 60 days	101	2,478,389.76
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-2 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	18	407,513.02
				> 90 days	4	108,669.25
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	50	1,131,749.67
				Current Period	20	468,769.49
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	4	41,750.76
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies				Ending Inventory	66	1,558,768.40

7. Credit Instruments

A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	4,018,078.24	4,018,078.24	0.00	0.00	0.00	4,018,078.24	4,018,078.24

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	1,615,647.96
Current Overcollateralization	8,036,156.48
Overcollateralization Target	8,036,156.48
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-2.  This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-2 will perform in the future.